Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Warrants Outstanding	As of December 31, 2021, the following common stock warrants were outstanding:

Type	Classification	Expiration Date	Exercise Price per Share	December 31, 2021
Public Warrants	Liability	August 12, 2026	$11.50	3,066,651
Private Placement Warrants	Liability	August 12, 2026	11.50	144,666
PIPE Warrants	Liability	August 12, 2026	11.50	4,006,657

Total				7,217,974